UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 E. Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(866) 700-6104
Registrant's telephone number, including area code:

Date of fiscal year end: July 31

Date of reporting period: June 30, 2007

Company Name	Meeting Date	CUSIP	Ticker

Carso Infraestructura y Construccion, SA de CV	12/7/2006	MX01CI050005	Cicsa B-1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
1.- Approve to set at MXN 700 Million the maximum amount of resources of the Company for the purchase of own shares, and adopt the resolutions related to this proposal to the corresponding acquisitions and the powers to carry them out, as well as to any other that are related to the acquisition of own shares
Issuer
For	For	2.- Appoint special delegates to formalize and carry out the resolutions adopted by the meeting; resolutions in this regard	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Grupo Aeroporturario del Pacifico SA de CV	10/27/2006	MX01GA000004	GAP B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Approve to reform of the Company's Corporate Bylaws, for the purpose of bringing them into accord with the terms of the current securities Market Law that are applicable to them	Issuer
For	For	2.- Appoint the Chairperson of the Audit Committee	Issuer
For	For	3.- Receive the presentation by the Appointment and Compensation Committee of the list for appointment, ratification or, if relevant, removal of the Members of the Board of Directors	Issuer
For	For	4.- Approve to pass the resolutions that are thought to be necessary or convenient for the purpose of complementing the decisions made in the preceding points of this agenda	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Corporacion Moctezuma SA DE CV	11/09/06	MXP314311103	CMOCTEZ*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	A.1.-Re-elect the Members of the Board of Directors and the Commissioner of the Company	Issuer
For	For	A.2.- Approve to set the compensation for the Members of the Board of Directors and the Commissioner of the Company	Issuer
For	For	A.3.-Approve the revocation and granting of powers	Issuer
For	For	A.4.- Elect the Chairperson of the Corporate Practices and the Audit Committee in accordance with that which is provided for by Article 43 of the Securities Market Las	Issuer
For	For	A.5.- Appoint the special delegates of the meeting	Issuer
For	For	E.1 Approve the convenience of reforming the Corporate By-Laws in compliance sith the Securities Market Law	Issuer
For	For	E.2 Appoint the special delegates of the meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Wal-mart de Mexico, S.A de C.V, Mexico	11/14/06	MXP810081010	Walmex V

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.-Amend the Corporate Bylaws	Issuer
For	For	2.- Appoint or ratify the Members of the Board of Directors	Issuer
For	For	3.- Appoint ht Charperson of the Audit Committee	Issuer
For	For	4.- Appoint the Charperson of the Corporate Practices Committee	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Alsea SAB de CV	11/16/06	MXP001391012	Alsea*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1- Approve to reduce the authirzed Corporate capital of the Company via cancellation of shares in the treasury and determining the amount of the corporate capital fully susbcribed and paid in	Issuer
For	For	2.- Amend the terms and conditions of the rules for the Stock Opton Plan for the employees of the Company, for FY between 01 Jan 2005 to 31 Dec 2005	Issuer
For	For
3.- Approve the declaration of and increase (multiplication split) in the number of shares that represent the Company's Corporate capital, without increasing the same, and the consequent cancellation and exchange of the certificates representing these shares
Issuer
For	For	4.- Appoint the delegates who will formalize the resolutions thar are passed	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Gruma SA Cl B	11/30/06	MXP4948k1056	Gruma B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Approve the complete rewriting of the Corporate By-Laws, to adapt them to principles of the New Securities Market Law published in the Official Gazetteer of the Federation on 30 DEC 2005	Issuer
For	For	2.- Elect the Members of the Board of Directors and the Secretary, full and substitute, the determination of the independence of those Members of the Board of Directors, setting of their compensation.	Issuer
For	For	3.- Approve the Membership of the Audit and Corporate Practices Committees and the designation of the Charperson of each 1 of them	Issuer
For	For	4.- Approve to designate Special Delegates who will carry out and formalize the resolutions passed by the meeting.	Issuer
For	For	5.- Approve the minutes that are prepared from the meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Organización Soriana SAB de C.V	11/30/06	MXP8728U1671	Soriana B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Approve to split each of the Series B Shares currently in circulation, into 3 new shares of the same series and type of capital	Issuer
For	For	2.- Amend Article 6 of the Corporate ByLaws as a consequence of the share split	Issuer
For	For	3.- Approve the designation of the person or people responsible for formalizing the resoluzions passed.	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupo Cementos de Chihuahua SA de CV	12/4/06	MX01GC2M0006	GCC*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Approve a plan to fully refrom the Company's Corporate Bylaws, to adapt them to the provisions of the Securities Market Law in effect from 28 Jun 2006	Issuer
For	For	2.- Approve to designate the special delegates to formalize and carry out the resolution the meeting passes	Issuer
For	For	3.- Approve the meeting minutes.	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Mexchem SA de CV	12/06/06	MX01ME050007	Mexchem *

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
E.1 Amend the Corporate Bylaws for the purpose of adpating them to the Securities Market Law, consequently, to carry out the cancellation, issuance and exchange of the securities representing the corporate capital
Issuer
For	For	O.2 Approve the designation of the Chairpersons of the Audit and Corporate Practices Committees	Issuer
For	For	O.3 Approve the payment of a cash dividend in the amount of MXN0.44 per share	Issuer
For	For	O.4. Approve the designation of delegates of the meeting to carry out the resolutions of the meeting passes.	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupe Sa de CV	12/07/06	MX01CI030007	CidMega *
Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Approve, the list of those present and to declar that the general meeting is legally installed	Issuer
For	For
2.- Amend the Corpoarte Bylaws of the Company, and adapt them to the general provisions of the Securities Market Law published in the official gazetteer of the federation on 30 Dec 2005, as it came into force on 28 Jun 2006
Issuer
For	For	3.- Approve the designation and/or ratification of the Members of the Board of Directors and the Secretary	Issuer
For	For	4.- Approve the designtation of the Members of the Audit and Corporate Practices Committee	Issuer
For	For	5.- Appoint the special delegates to carry out the resolutions passed in the general meeting.	Issuer
For	For	6.- Approve the minutes of the meeting held	Issuer
For	For	7.- Closing of the general meeting.	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Cemex SAB de CV	12/07/06	MXP225611567	Cemex CPO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Aprove the transaction, listening to the General Director's report and the opinion of the Board of Director's	Issuer
For	For	2.-Approve the minutes and appoint the Delegates to carry out the resolutions	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupo Financiero Banorte SA de CV	12/13/06	MXP370711014	GFNorteO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
1.-Approve to designate the Members who will join the Committee, that will perform the functions of Auditing and Corporate Practices; appoint the Chairperson of the said Committee and approve to determine their compensation and in consequence, revocation of the appointment of the Commissioners of the Company
Issuer
For	For	2.-Approve to designate a delegate or delegates to formalize and execute if relevant, the resolutions passed by the meeting	Issuer
For	For	3.-Receive and approve the meeting minutes	Issuer
Company Name	Meeting Date	CUSIP	Ticker

America Movil SAB de CV	12/13/06	MXP001691213	Amx L

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Ratify the people who currently belong to the Board of Directors of the Company and who were designated in the special meeting of shareholders of the 'L' series that took place on APR 26 2006	Issuer
For	For	2.- Approve the designation of delegates who will carry out the resolutions passed by this meeting and if relevant formalize them as appropriate	Issuer
Company Name	Meeting Date	CUSIP	Ticker

America Movil SA de CV	12/13/06	MXP001691213	Amx L

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.-Ratify the members of the Administration Board	Issuer
For	For	2.- Ratify the Executive Committees and the Auditing and Compensation Committees	Issuer
For	For	3.-Approve the designation of delegates	Issuer
Company Name	Meeting Date	CUSIP	Ticker

America Movil SA de CV	12/13/06	MXP001691213	AMX L

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Approve the financial statements as of 31 OCT 2006	Issuer
For	For	2.- Approve a propourse to carry out a merge of the entity with America Telecom, S.A. De C.V. and Corporativo Empresarial Decomunicaciones S.A. De C.V	Issuer
For	For	3.- Approve to carry out and adjustment in the capital stock as a result of the approval of the merge mentioned in the previous point	Issuer
For	For	4.- Approve to reform the Bylaws of the entity in order to comply with the most current legal requirements	Issuer
For	For	5.- Approve the designation of delegates	Issuer
Company Name	Meeting Date	CUSIP	Ticker

IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA, S.A. DE C.V.	12/14/06	MX01ID000009	Ideal B-1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Approve to reform the Corporate Bylaws to adapt them to the provisions of the New Securities Market Law	Issuer
For	For	2.- Approve the designation of Delegates to put into effect and formalize the resolutions passed by the general meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupo Continental SA	12/14/06	MXP3091R1239	Contal*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Appoint returning Officers, carrying out their functions and declartion of the instatement of the meeting	Issuer
For	For	2.- Approve, if relevant, the complete reform of the Corporate By-laws to adapt them to the new Securities Market Law	Issuer
For	For	3.- Elect the Chairperson of the Audit and Corporate Practices Committee	Issuer
For	For	4.- Appoint the delegates to formalize and to give execution to those adopted resolutions for the meeting	Issuer
For	For	5.- Approve the meeting minutes	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupo Mexicano de Desarrollo	12/21/06	MXP495361406	GMD B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	Approve the convenience of eliminating the denomination of the class of shares from the Series 'B' to the Series 'Sole' and for that to amend the Corporate Bylaws of the Company	Issuer
For	For	Approve to add Article 27[a] to the Corporate Bylaws of the Company	Issuer
For	For	Receive the report from the Chairman of the Board of Directors, regarding the matter of the spin-off from this Company	Issuer
For	For	Approve the financial statements of the Company to 30 SEP 2006	Issuer
For	For	Approve the general balance sheet of the Company to 30 SEP 2006, that will be used as the basis for the spin-off of the Company	Issuer
For	For
Approve the plan for the spin-off of Grupo Mexicano De Desarrollo, S.A.B., into a new, distinct economic and legal entity that will have an independent normative system, with this Company continuing as owner of part of the assets, while the other part of the assets will correspond to a new, publicly-traded Corporation that will result from the spin-off
Issuer
For	For
Approve, to establish the rules, regarding the form and terms of the spin-off, including among other things, the assignment of the part of the assets to the spun-off Company and to determine of its Corporate capital, which will mean a decrease in the corporate capital of Grupo Mexicano De Desarrollo, S.A.B
Issuer
For	For	Amend the Corporate Bylaws related with the resolutions that are passed regarding the above matters	Issuer
For	For	Approve the draft Corporate Bylaws of the spin-off Company	Issuer
For	For	Approve the designation of the delegate or delegates who will execute the resolutions of this meeting	issuer
For	For	Approve the meeting minutes
Company Name	Meeting Date	CUSIP	Ticker

Promotora y Operadora de Infraestructura SA de CV	12/22/06	MX01PI000005	Pinfra *

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	O.1 Approve to consolidate the Corporate Bylaws in force of the Company	Issuer
For	For	O.2 Approve the issuance, cancellation and exchange of shares certificates representing the Corporate Capital, that comply with the new provisions of the Corporate Bylaws	Issuer
For	For	O.3 Re-elect the members of the Board of Directors of the Company	Issuer
For	For	O.4 Re-elect the members of the Corporate Practices Committee and the Audit Committee	Issuer
For	For	O.5 Approve the compensation to be paid to the Members of the Board of Directors and Members of the Committees of the Company	Issuer
For	For	O.6 Approve the designation of special delegates, who will formalize the resolutions passed by the meeting	Issuer
For	For	E.1 Approve to modify the Corporate Bylaws to adapt them to and carry out the provisions of the new Securities market Law	Issuer
For	For	E.2 Approve the designation of special delegates, who will formalize the resolutions passed by the meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupo Mexico Sa de Cv	01/17/07	MXP370841019	Gmexico B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Approve the general balance sheet of the Company to 30 SEP 2006, and of the general proforma balance sheet of the Company to the same date	Issuer
For	For
2.- Approve that, effective 31 DEC 2006, the subsidiary of the Company called Grupo Minero Mexico Internacional, S.A. De C.V., as the merged Company, be merged into Grupo Mexico, S.A.B. De C.V., with this Company being the surviving Company; and ratify the corresponding merger agreement
Issuer
For	For	3.- Approve the cancellation, if relevant, issuance and exchange of the share certificates representing the capital of the Company	issuer
For	For	4.- Approve to designate the special delegates of the meeting to carry out and formalize the resolutions passed by the meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Wal-mart de Mexico, S.A de C.V, Mexico	03/06/07	MXP810081010	Walmex V

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Receive the Board of Directors' report	Issuer
For	For	2.- Receive the Audit Committee's report	Issuer
For	For	3.- Approve the financial information document for the FY going from 01 JAN to 31 DEC 2006	Issuer
For	For	4.- Receive the report regarding the status of the fund to repurchase shares	Issuer
For	For	5.- Approve the plan to cancel 158,368,900 shares of the Company, which are currently treasury shares coming from the repurchase of shares	Issuer
For	For	6.- Approve the plan for allocation of results	Issuer
For	For
7.- Approve the plan to pay a dividend that at the election of the shareholder will be paid in cash, with a charge against the retained profits account of the Company [Cufin], in the amount of MXN 0.51 per share, or in shares of the Company, at the ratio that is determined by taking into account the average quoted closing price of the share on 28 MAR 2007 and the MXN 0.51, against coupon 45; it is planned that the dividend be paid on 20 APR 2007
Issuer
For	For
8.- Approve the plan to carry out the increase of the corporate capital in its variable part, through the issuance of up to 109,234,586, common, ordinary shares that will be used exclusively to be delivered as dividend and that will be paid in through the allocation to the corporate capital account of the amount of MXN 0.51 per share of the retained profits account of the Company, by which the increase of the variable part of the corporate capital, would be up to the amount of MXN 4,369,383,440.00; those shares that are not subscribed for and delivered to the shareholders in the manner indicated, will be canceled and the increase of the corporate capital will also be canceled in the same proportion
Issuer
For	For	9.- Receive the report regarding the fulfillment of tax obligations	Issuer
For	For	10.- Receive the report regarding the share plan for personnel	Issuer
For	For	11.- Receive the report of the Fundacion Wal-Mart De Mexico	Issuer
For	For	12.- Ratify the actions of the Board of Directors during the FY going from 01 JAN to 31 DEC 2006	Issuer
For	For	13.- Appoint or ratify the Members of the Board of Directors	Issuer
For	For	14.- Appoint or ratify the Chairpeople of the Audit and Corporate Practices Committee's	Issuer
For	For	15.- Approve the decisions that are stated in the minutes of the meeting that is held	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Grupo Elektra SA de CV	03/29/07	MX01EL000003	Elektra *

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Ratify the resignation of Mr. Javier Sarro Cortina from his position as the Director General of the Company	Issuer
For	For	2.- Appoint Mr. Carlos Septien Michel as the Director General of the Company and determine his powers	Issuer
For	For	3.- Approve the report to which the Article 172 of the General Mercantile Companies Law refers	Issuer
For	For
4.- Approve the financial statements of the Company for the FYE 31 DEC 2006, prior reading of the Commissioner's report, as well as if relevant discussion and resolutions on the allocation of results and the distribution of profits
Issuer
For	For	5.- Approval the report of the audit Committee of the Board of Directors of the Company, for the FYE 31 DEC 2006	Issuer
For	For	6.- Approval the Board of Directors' report relating to the policies for the acquisition and placement of shares, fund for repurchase of the Company	Issuer
For	For	7.- Approve and/or ratify the Members of the Board of Directors and the Commissioner of the Company, as well as their compensation	Issuer
For	For	8.- Appoint the Special Delegates of the Meeting, as specified	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Fomento Economico Mexicano Sa de CV	03/29/07	MXP320321310	Femsa UBD

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Receive the Board of directors' report and financial statements of the Fomento Economico Mexicano, S.A.B. DE C.V. for the FY 2006 report of the general director and the opinion of the Board of Directors on the content of the general Director's report, as well as the reports from the presidents of the Audit and Corporate Practices Committees, under the terms of Article 172 of the general mercantile Companies Law and the provisions applicable of the securities market
Issuer
For	For	2.- Receive the report relating to the compliance with the tax obligations that the External Auditor of the Company presents	Issuer
For	For
3.- Approve to allocate the results account for the FY 2006, in which is included the declaration and payment of a cash dividend, in domestic currency, of MXN 0.22217 per series B shares and MXN 0.22217 for each Serried D share, corresponding to a total of MXN 1.11085 per Femsa unit B AND MXN 1.33301 per Femsa unit BD, FEB 2007 issue
Issuer
For	For	4.- Approve to establish as the maximum amount of resources that can be allocated for the purchase of own shares, the amount of MXN 3,000,000,000.00 in domestic currency	Issuer
For	For
5.- Approve to increase the number of shares in circulation that represent the corporate capital of the Company, to exchange each of the current series B and D shares, separated in to units B and BD, for 3 new shares of the same series and type
Issuer
For	For	6.- Elect Members of the Board of Directors and Secretaries, full and substitute, assessment of their independence under the terms of the Stock Market Law, and set their compensation	Issuer
For	For	7.- Approve to fill the committees of i) finances and planning; ii) audit and iii) Corporate practices, designation of the Chairperson of each 1 of them and set their compensation	Issuer
For	For	8.- Approve the nomination of delegates to carry out and to formalize the resolutions of the general meeting	Issuer
For	For	9.- Approve the relevant, of the minutes of the general meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupo Financiero Banorte SA de CV	03/30/07	MXP370711014	GFNorte O

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Receive the financial statements and statutory reports for the FYE 31 DEC 2006	Issuer
For	For	2.- Receive the Auditors' report	Issuer
For	For	3.- Approve the allocation of income	Issuer
For	For	4.- Elect the Members and approve to verify Director's Independency as per New Mexican Securities Law, and their respective remuneration	Issuer
For	For	5.- Elect the Members to Audit Committee and Corporate Practices, their representative Chairman and approve their remuneration	Issuer
For	For	6.- Receive the report on Company's 2006 Share Repurchase Program and approve to set maximum nominal amount of share repurchase reserve for 2007	Issuer
For	For	7.- Approve to designate Inspector or shareholder representative[s] of minutes of meeting	Issuer
For	For	8.- Approve the minutes of meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupo Gigante SAB de CV	04/17/07	MXP370791214	Gigante *

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Receive the Board of Directors reports, in accordance with Article 29(IV) of the Securities Market Law, regarding the operations of theCompany done during FY that ended 31 DEC 2006	Issuer
For	For	2.- Approve to ratify the acts done by the Board of Directors, its committees and the Director General during the FY ended on 31 DEC 2006	Issuer
For	For	3.- Approve or modify the financial statements of the Company to 31 DEC 2006	Issuer
For	For	4.- Approve the allocation of the results	Issuer
For	For	5.- Approve to determine the amount for the purchase of own shares, the report of the Board of Directors regarding the policy for the purchase of own shares	Issuer
For	For	6.- Receive the report regarding the fulfillment of the tax obligations to which Article (XX) of the Income Tax Law refers	Issuer
For	For
7.- Appoint to ratify the Members of the Board of Directors, the Members of the Corporate Practices, Audit, and Finance and Planning Committees, and of the Secretary of the Company, and approve to determine their compensation.
Issuer
For	For	8.- Amend Article 19 of the Corporate By-Laws	Issuer
For	For	9.- Approve the designation of delegates who, if relevant, will formalize the resolutions passed by the meeting	Issuer
For	For	10.- Receive and approve the meeting minutes	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Corp Moctezuma SAB de CV	04/17/07	MXP314311103	Cmoctez

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1a .- Receive the report provided for under Article 172 of the General Mercantile Companies Law in relation to the Company and subsidiaries in relation with the 2006 FY prepared by the General Director under the terms of Article 144 of the Securities Market Law
Issuer
For	For	1b.- Approve the opion of the Board of Directros concerning the contents of the mentioned report	Issuer
For	For	1c .-Receive the report presented under the terms of Article 86(XX) of the Income Tax Law and Article 93(A) of the regulation of the mentioned Law	Issuer
For	For	1d .-Receive the report to which Article 172(B) of the General Mercantile Companies Law refers	Issuer
For	For	1e .- Receive the report on the activities in which the Board of Directors intervened in accordance with Article 28 of the Securities Laws.	Issuer
For	For	1f .- Receive the report of the Corporate practices and Audit Committee of the Company under the terms of which is provided by Article 43 of the Securites Market Law	Issuer
For	For
2.- Approve and amend the financial statements of the Company to 31 DEC 2006, in accordante with tat which is provided by Article 172 of the General Mercantile Companies Law; adopt the measures that are judged pertinent in relation to the allocation of profits for the FYE 31 DEC 2006
Issuer
For	For	3.- Approve the convenience of paying shareholders a total cash dividend of MXN 0.65 per share originating from the accumulated profits from previous FY's	Issuer
For	For
4.- Approve the maximum amount of resources that may be allocated for the acquisition of  ownshares under the terms of Article 56 (IV) of the Securities Market Law; nomination of the persons responsible for the acquisition and placement of own shares.
Issuer
For	For	5.- Elect or re-elect the Members of the Board of Directors and the Secretary of the Company.	Issuer
For	For	6.- Approve to Determine the compensation for the Members of the Board of Directors and the Secretary of the Company.	Issuer
7.- Ratify the revocation and granting of powers of the Company
For	For	8.- Appoint special delegates of the general meeting.	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Mexchem SA de CV	04/18/07	MX01ME050007	Mexchem *

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Approve to ratify the decisions passed by the audit committee, as well as the Board of Directors, regarding the various acquisitions	Issuer
For	For	2.- Approve the terms, conditions and forms of financing of the operations	Issuer
For	For	3.- Approve the designation of delegates of the meeting for the fulfillment of the decisions of the same	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Mexchem SA de CV	04/18/07	MX01ME050007	Mexchem *

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Abstain	Abstain
1.- Receive and approve, if relevant, to increase the corporate capital, by contribution in cash, an issuance of bonds mandatory convertible into shares or a mixture of both and as a consequence to amend Article 6 of the Corporate Bylaws
Issuer
Abstain	Abstain	2.- Approve, if relevant, acceptance for the cancellation, issuance and exchange of the securities representing the Corporate capital	Issuer
Abstain	Abstain	3.- Approve the designation of delegates of the meeting to carry out the resolutions of the same	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Mexchem SA de CV	04/18/07	MX01ME050007	Mexchem *

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Receive and approve the reports of the Board of Directors, of the Audit and Corporate Practices Committees, of the Director general and regarding the fulfillment of the tax obligations, in respect to the operations carried out by the Company during the 2006 FY
Issuer
For	For	2.- Approve the financial statements of the Company to 31 DEC 2006	Issuer
For	For	3.- Approve the allocation of the results that the financial statements shown by the financial statements mentioned in the previous item	Issuer
For	For	4.- Ratify the acts done by the Administration during the 2006 FY	Issuer
For	For	5.- Approve to fill the positions of the Management Bodies and of the Secretary	Issuer
For	For	6.- Approve the designation of the Chairpersons of the Audit and Corporate Practices Committees	Issuer
For	For	7.- Approve to determine the compensation of the Members of the Board of Directors and Secretary	Issuer
For	For	8.- Approve the designation of the delegates of the meeting to fulfill the resolutions of the same	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupo Aeroporturario del Pacifico SA DE CV	04/19/07	MX01GA000004	GAP B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.A.Receive the report prepared by the Chairperson of the Corporate practices and Audit Committee, for the FYE on 31 DEC 2006	Issuer
For	For	1.B. Receive the report prepared by the Director General of the Company, for the FYE on 31 DEC 2006, in accordance with Article 44(IX) of the Securities Market Law	Issuer
For	For	1.C. Receive the opinion of the Board of Directors concerning the content of the report of the Director General	Issuer
For	For
1.D. Receive the report to which Article 172 of the General Mercantile Companies Law refers, for the FY of the Company that ended on 31 DEC 2006, and of its subsidiaries, these including those in which the Company was holder of the majority of the shares, when the value of the investment in each one of them is greater than 20% of the shareholders' equity, according to the latest statement of the financial position of the subsidiary Company in question and all of those items to which item 3 of Article 22 of the Corporate Bylaws of the Company refers, in which is included the main policies and accounting criteria and the information followed by the preparation of the financial information
Issuer
For	For	1.E. Receive the opinion of the External Auditor, on the financial statements of the Company	Issuer
For	For
1.F. Receive the report concerning the operations and activities in which the Board of Directors intervened during the FYE on 31 DEC 2006, in accordance with that provided in the Securities Market Law; passing of the resolutions that are considered convenient, relating to the reports that are listed in this item of the agenda
Issuer
For	For
2.- Receive the report concerning the operations and activities in which the Board of Directors intervened during the FYE on 31 DEC 2006, in accordance with that provided in the Securities Market Law; passing of the resolutions that are considered convenient, relating to the reports that are listed in this item of the agenda
Issuer
For	For	3.- Approve the designation of the 4 full Members of the Board of Directors and their respective substitutes nominated by the series BB shareholders	Issuer
For	For
4.- Approve to take note of the shareholders or the Group of shareholders of the series B who are owners of 10% of the Corporate capital of the Company, and of the people who under the terms of the provision under Article 15 of the Corporate Bylaws, hold the right to appoint the Members of the Board of Directors of the Company
Issuer
For	For	5.- Approve the appointments and compensation Committee of the people who should form the Board of Directors of the Company and adopt the resolutions that are deemed to be convenient	Issuer
For	For
6.- Approve the resolution regarding the number of Members who will form the appointments and compensation Committee of the Company, under the terms of that which is provided by Article 28 of the Corporate Bylaws of the Company, which, the Board of Directors, proposes to shareholders should remains composed of 2 Members and adopt the agreements that are judged to convenient
Issuer
For	For
7.- Approve the designation or ratification of the Member of the Board of Directors by the shareholders of series B, who will form part of the appointments and compensation Committee of the Company, under the terms of that which is provided by Article 29 of the Corporate Bylaws, to take cognizance of the Member of the Board of Directors appointed or ratified by the shareholders of the series BB to form part of the appointments and compensation Committee
Issuer
For	For	8.- Approve the ratification, revocation and designation of the Chairperson of the Audit Committee of the Company	Issuer
For	For
9.- Approve the acquisition of shares representing the Corporate capital of the Company, through the Stock Exchange, under the terms of Article 56 of the Securities Market Law, up to 5% of the Corporate capital of the Company
Issuer
For	For	10.- Adopt the resolutions that are deemed necessary or convenient with the aim of carrying out the resolutions passed in the items that precede this one in the agenda	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Organización Soriana SA de CV	04/24/07	MXP8728U1671	Soriana B

	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Receive the report of the Director general, including the financial statements and the opinion of the External Auditor of the company relating to the 2006 FY in accordance with that which is provided by the Securities Market Law and approve, after taking cognizance of the report of the Board of Directors concerning the report of the Director general, the report of the Audit and Corporate Practices Committee and the accounting criteria adopted and the report concerning the revision of the fiscal situation of the Company
Issuer
For	For	2.- Approve the report of the Commissioner regarding the period between 01 JAN and 27 JUN 2006	Issuer
For	For	3.- Approve: a) the allocation of profits; b) plan to pay dividends in the amount of MXN 0.1667 per share; and c) the maximum amount of resources that may be allocated for the purchase of shares	Issuer
For	For	4.- Receive the report on the activities in which the Board of Directors intervened	Issuer
For	For	5.- Elect the Board of Directors and approve to set the compensation	Issuer
For	For	6.- Approve to designate the special delegates
Company Name	Meeting Date	CUSIP	Ticker

Grupo Cementos de Chihuahua SA de CV	04/25/07	MX01GC2M0006	GCC *

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Receive, analysis and if relevant approve the reports and opinion that the Board of Directors presents in accordance with Article 28(D) of the Corporate Bylaws, in relation with Article 28 (iv) of the securities market law, for the period running from 01 JAN to 31 DEC 2006, in the following terms: A) report of the Corporate Practices Committee, for the period in which it was functioning during said FY ; B) report of the Audit Committee; C) report of the Director General regarding the progress of the Company, in compliances with that which is provided for in Article 44 (xi) of the securities market law, accompanied by the opinion of the External Auditor; D) opinion of the Board of Directors regarding the content of the report of the General Director, in accordance with Article 43 (ii); E) of the Securities Law; E, report of the Board of Directors relative to the main accounting and information policies and criteria; F) report of the Board of Directors regarding the operations and activities in which it may
Issuer
		responsibility of the Company in the FY 2005 is mentioned, in accordance with the terms of the tax opinion in said FY	Issuer
For	For	2.- Approve the acts done by the Board of Directors and relevant directives of the Company during the period of the report	Issuer
For	For
3.- Approve to decide regarding allocation of results of the FY running 01 JAN to 31 DEC 2006, which includes the payment of dividend in the amount maximum 0.46 net for each share representing the corporate capital of the Company that is in circulation, dividend in 2 equal installments of MXN 0.23 per share, payable on 10 MAY and 13 SEP 2007, respectively
Issuer
For	For	4.- Approve the resolutions regarding maximum amount of resources that can be allocated to the purchase of own shares, in accordance with the terms of Article 56 (iv) of the Securities Market Law	Issuer
For	For	5.- Approve the designation of the Members of the Board of Directors of the Company and determine their respective compensation	Issuer
For	For	6.- Approve the designation or in relevant, ratification of the Chairman of the Corporate Practice Committee	Issuer
For	For	7.- Approve the designation or in relevant, ratification of the Chairman of the Audit Committee	Issuer
For	For
8.- Approve to establish the limits of the amount of the indemnification for liability of Members of the Board of Directors and relevant directives in accordance with Article 33 of the Securities Market Law
Issuer
For	For	9.- Approve designation of special delegates	Issuer
For	For	10.- Drafting , receiving and approval of the meeting minutes	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Industrias Penoles SA de CV	04/25/07	MXP554091415	Pe&onles *

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Receive and approve the reports to which Articles 28 (IV) of the Securities Market Law refers, including the financial statements for the FY that ended 31 DEC 2006, and the report of the Commissioner, as well as the report concerning the compliance of the tax obligations of the Company
Issuer
For	For	2.- Approve the allocation of results	Issuer
For	For	3.- Approve to allocate the amount for the purchase of own shares under the terms of that which is provided in Article 56 (IV) of the Securities Market Law	Issuer
For	For	4.- Ratify the remuneration of the Members of the Board of Directors of the Company	Issuer
For	For	5.- Approve the Chairperson of the Audit and Corporate Practices Committee	Issuer
For	For	6.- Approve to designate special delegates of the general meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker
Desarrolladora Homex SA de CV	04/26/07	MX01H0000007	Homex*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Approve, if relevant, the reports that are presented by the Board of Directors under the terms of Article 28(iv) of the Securities Market Law, including the presentation of the financial statements of the Company for the FYE 31 DEC 2006
Issuer
For	For	2.- Approve the allocation of the results obtained in the mentioned FY	Issuer
For	For	3.- Ratify the Members of the Board of Directors and the Secretary, as well as setting their compensation	Issuer
For	For	4.- Ratify the Chairpersons of the Audit and Corporate Practices Committees and, if relevant, designation of the other Members of the mentioned committees and the Executive Committee	Issuer
For	For	5.- Approve the maximum amount of resources that may be allocated for the acquisition of own shares during the 2007 FY	Issuer
For	For	6.- Approve to designate the special delegates for the performance and formalization of the resolutions of this general meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Sare Holdings SA de CV	04/26/07	MX01SA030007	Sare B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Receive the report of the Board of Directors in accordance with the terms of Article 172 of the General Mercantile Companies Law and article 28(iv) of the Securities Market Law regarding the operations and activities in which it may have intervened in accordance with the Securities Market Law during the FY that ended on 31 DEC 2006, including the individual and consolidated financial statements of the Company and the report regarding the fulfillment of the tax obligations in accordance with tat whcih is provided for in Article 86(xx) of the Income Tax Law; resolutions in this regard.
Issuer
For	For
2.- Receive the report of the Director General in accordance with Article 172 of the General Mercantile Law, accompanied by the opinion of the external Auditor and the opinion of the Board of Directors regarding the report of the Director general, fulfillment of Article 30, Paragraph A of the Corporate Bylaws.
Issuer
For	For
3.- Receive the annual report of the annual report of the Audit and Corporate Practices Committee regarding its activities in accordance with Article 30 of the Corporate Bylaws and Article 28 of the Securities Market Las.
Issuer
For	For	4.- Approve the allocation of the results of the FY that ended on 31 DEC 2006	Issuer
For	For
5.- Approve to determination of the maximum amount of resources that can be destined to the purchase of won shares of the Company in accorance with Article 12 of the Corporate Bylaws and Article 56 of the Securities Market Law.
Issuer
For	For	6.- Appoint and/or ratify the Members of the Board of Directors, including the appointment of the Executive Chairperson, as well as the full Secretary and substitute Secretary of the Company.	Issuer
For	For
7.- Approve the designation and/or ratification of the Members of the Audit and Corporate Practices Committee and appoint the Chairperson in fulfillment of the terms of Article 43 of the Securities Market Law
Issuer
For	For	8.- Approve the remuneration for the full and substitute Members of the Board of Directors of the Company' Secretary and the Members of the Audit and Corporate Practices Committee.	Issuer
For	For	9.- Approve the designation of delegates who will carry out and formalize the resolutions adopted by the general meeting.	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Cemex SAB de CV	04/26/07	MXP225611567	Cemex CPO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Receive the report of the Chief Executive Officer, including the financial situation statements, results, changes in the financial situation and capital variations, and the report of the Board of Directors, for the 2006 FY, in accordance with the Securities Market Law, its discussion and approval if relevant, after taking cognizance of the opinion of the Board of Directors concerning the report of the Director General, the report of the audit and Corporate Practices Committee, the report concerning the accounting policies and criteria adopted, and the report on the review of the tax situation of the Company.
Issuer
For	For	2.- Approve the project for the allocation of profits and the maximum of resources that may be destined for the purchase of own shares.	Issuer
For	For	3.- Approve to increase the Corporate Capital in its variable part through the capitalization of accumulated profits.	Issuer
For	For	4.- Approve the nomination of Memebers of the Board of Directors, the Memebers and Chairperson of the Audit and the Corporate Practices Committee.	Issuer
For	For	5.- Apporve the remuneration for the Members of the Board of Directors and the Audit and the Corporate Practices Committee.	Issuer
For	For	6.- Approve the designation of the person or persons charged with formalizing the resolutions that are passed	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Alsea SAB de CV	04/26/07	MXP001391012	Alsea *

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Approve or amend the annual report to which the main part of Article 172 of the General Mercantile Companies Law refers, regarding the operations carried out by the Company during the FY that ran from 01 JAN to 31 DEC 2006
Issuer
For	For	2.- Approve the declare and form of payment off a dividend to the shareholders of the Company	Issuer
For	For	3.- Approve or amend the annual report, regarding the operations done by the Intermediate Administrative Bodies of the Company, during the FY that ran form 01 JAN to 31 DEC 2006	Issuer
For	For	4.- Appoint the Members of the Board of Directors, officers, Commissioner and Members of the Intermediate Administrative Bodies of the Company	Issuer
For	For	5.- Approve to determine the compensation for the Members of the Board of Directors, Commissioner and Members of the Intermediate Administrative Bodies of the Company	Issuer
For	For
6.- Receive the report of the Board of Directors regarding the shares representative of the Corporate Capital of the Company, repurchased with a charge to the fund for the repurchase of own shares, as well as their replacement
Issuer
For	For
7.- Ratify the resolutions passed by the Board of Directors regarding the authority that was delegated to it in relation to the determination of the terms and conditions of the general rules for the stock options purchase plan for the FY 2006
Issuer
For	For	8.- Approve the Designation of delegates who will formalize the resolutions that are passed	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Carso Infraestructura y Construccion SA de CV	04/26/07	MX01CI050005	Cicsa B-1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Receive the report of the Director General relating to the FY that ended on 31 DEC 2006, which includes the financial statements to that date and the opinion of the External Auditor, the report of the Board of Directors concerning the principal accounting policies and criterion and the information followed in the preparation of the financial information and concerning the operations and activities in which the mentioned organ intervened during the 2006 FY, the report of the Committee with the functions of Corporate practices, auditing and finances and planning, of the opinion of the Board of Directors concerning the report of the Director General, and the report concerning the fulfillment of the tax obligations
Issuer
For	For	2.- Approve the allocation of profits	Issuer
For	For	3.- Ratify the amount of resources for the acquisition of own shares, pending the application, and adopt the resolutions which are related to the previous item	Issuer
For	For	4.- Ratify the Management of the Board of Directors and the Director General for the 2006 FY	Issuer
For	For
5.- Ratify the Members of the Board of Directors and the Chairperson of the Corporate Practices and Audit Committee and adopt the resolutions in that regard, of those relating to the determination of the independence of the Members of the Board of Directors and compensation, as well as, of the others that arise from the previous item
Issuer
For	For	6.- Approve designation of special delegates to formalize and carry out the resolutions that are passed in the general meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker
Promotora Ambiental SA de CV	04/27/07	MX01PA0B0006	PASA B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Receive and approve the reports to which Article 28(iv) of the Securities Market Law refers, and Article 32(20) of the current Corporate Bylaws of the Company, for the FY that ended on 31 DEC 2006	Issuer
For	For	2.- Receive the report of the Commissioner for the period running from 01 JAN 2006 to 28 JUN 2006	Issuer
For	For	3.- Receive and approve the financial statements and balance sheet of the Company to 31 DEC 2006 and the allocation of the results of the 2006 FY	Issuer
For	For	4.- Appoint or ratify the Members and Officers of the Board of Directors, as well as of the Members who will form the committees of the Company and approve to determine their remuneration	Issuer
For	For
5.- Approve the maximum amount of resources that can be allocated to the purchase of own shares of the Company, as well as of the policies of acquisition and placement of own shares, and report regarding the operation done with own shares during the 2006 FY
Issuer
For	For	6.- Receive the report regarding the fulfillment of the tax obligations to which Article 86(xx) of the Income Tax Law refers	Issuer
For	For	7.- Approve to designate the delegates who will carry out and formalize the resolutions passed in this AGM	Issuer
Company Name	Meeting Date	CUSIP	Ticker
Impulsora del Desarrollo y el Empleo en America Latinca SA de CV	04/27/07	MX01ID000009	IDEAL B-1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Receive and, if relevant, approve the Director General prepared in accordance with Articles 172 of the General Mercantile Companies Law and 44[XI] of the Securities Market Law, accompanied by the opinion of the External Auditor, relating to the operations and results of the Company for the FYE on 31 DEC 2006, as well as the opinion of the Board of Directors concerning the content of the mentioned report; the Board of Directors to which Article 172[B] of the General Mercantile Companies Law refers that contains the principal accounting and information polices and criteria followed in the preparation of the financial information of the Company; the activities and operations in which the Board of Directors intervened in accordance with Article 28 [IV][E] of the Securities Market Law; the individual and consolidated financial statements of the Company to 31 DEC 2006; the annual report concerning the activities carried out by the Audit and Corporate Practices Committees in accordance with Article 43 of the Sec
Issuer
Tax Law concerning the fulfillment of the tax obligations that are the responsibility of the Company; resolutions in this regard
For	For	2.- Receive and, if relevant, approve to allocate the results; resolutions in this regard	Issuer
For	For	3.- Receive and, if relevant, approve the nomination and/or ratification of the Members of the Board of Directors, Secretary and Vice Secretary of the Company; resolutions in this regard	Issuer
For	For	4.- Approve to determine the compensation for the Members of the Board of Directors, Secretary and Vice Secretary of the Company; resolutions in this regard	Issuer
For	For	5.- Receive and, if relevant, approve the nomination and/or ratification of the Corporate Practices and Audit Committees of the Company; resolutions in this regard	Issuer
For	For	6.- Approve to determine the compensation for the Members of the Committees mentioned in the previous item; resolutions in this regard	Issuer
For	For	7.- Appoint the delegates to carry out and for malize the resolutions passed by the general meeting; resolutions in this regard	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupo Aeroporturario del Centro Norte, SAB de CV	04/27/07	MX010M000018	OMA B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Receive the report of Board of Directors in accordance with the terms of Article 172 of the General Mercantile Companies Law, regarding the FYE on 31 DEC 2006	Issuer
For	For	2.- Receive the fiscal report	Issuer
For	For	3.- Receive the report of the Audit Committee	Issuer
For	For	4.- Receive the report of the Corporate Practices Committee	Issuer
For	For	5.- Amend the report to which point number I refers	Issuer
For	For	6.- Approve the allocation of results, increase of reserves, allocation of the repurchase fund and declaration of dividends	Issuer
For	For	7.- Approve the designation or ratification, of the Members of the Board of Directors, their respective substitutes and Chairpersons of the Special Committees	Issuer
For	For	8.- Approve to determine the compensation for the Members of the Board of Directors and Members of Special Committees	Issuer
For	For	9.-Approve the designation of delegates, who will carry out the resolutions passed by the meeting and formalize them as appropriate	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Corporacion Geo SAB de CV	04/27/07	MXP3142C1177	Geo B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Receive the annual report of the Board of Directors and the Director General to which the main part of Article 172 of the general Mercantile Companies Law refers, for the FY that ran from 01 JAN to 31 DECE 2006, which contains the reports of the Audit and Corporate Practices Committees and the report of the Board of Directors in respect to the operations and activities in which they intervened in accordance with the Security Market Law
Issuer
For	For	2.- Approve or modify, if relevant, the financial statements of the Company for 31 DEC 2006 previous reading of the opinion of the Board of Directors regarding the report of the Director General	Issuer
For	For	3.- Ratify the acts done by the Board of Directors during the FYE 31 DEC 2006	Issuer
For	For	4.- Approve the allocation of the results of the FYE 31 DEC 2006	Issuer
For	For	5.- Appoint or ratify, if relevant, the Members of the Board of Directors and Secretary of the Company	Issuer
For	For	6.- Approve to designate the people who will chair the Audit and Corporate Practices Committees	Issuer
For	For	7.- Approve the compensation for the Members of the Board of Directors, Members of Committees and the Secretaries	Issuer
For	For	8.- Approve the amount for the fund for purchase of own shares, with distributable profits and the maximum amount of own shares that can be purchased	Issuer
For	For	9.- Approve the desgination of the delegates who will, if relevant, formalize the resolutions passed by the meeting	Issuer
For	For	10.- Approve the minutes of the meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Industrias CH SAB de CV	04/30/07	MXP524131127	ICH B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Receive the report of the Director General, report of the Board of Directors, the individual and consolidated financial statements of Industries C.H., S.A.B. DE C.V., for the 2006 FY, and report of the operations of purchase and placement of own shares; report of the Audit and Corporate Practices Committees, report of the fulfillment of tax obligations; resolutions regarding the information presented and the activity of the Board of Directors
Issuer
For	For	2.- Approve to determine regarding the allocation of profits, and definition of the amount of resources that can be allocated to the purchase of own shares during the current FY	Issuer
For	For
3.- Approve the appointment or ratification if relevant of the Members who will make up the Board of Directors, the Executive Committee, of those who will make up the Audit and Corporate Practices Committee, of the Secretary, as well as the determine of their remuneration
Issuer
For	For	4.- Approve the designation of delegates who will carry out the resolutions passed by this meeting and if relevant to formalize them as appropriate	Issuer
Company Name	Meeting Date	CUSIP	Ticker

URBI Desarrollos Urbanos SA de CV	04/30/07	MX01UR000007	Urbi *

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Approve the reports and opinions of Article 28[IV] of the Securities Market Law, for the FYE on 31 DEC 2006	Issuer
For	For	2.- Approve the allocation of profits	Issuer
For	For	3.- Approve the designation or ratification of the Members of the Board of Directors, and resolutions, regarding the remuneration for the same	Issuer
For	For	4.- Approve the designation or ratification of the Chairpersons of the Audit and Corporate Practices Committees	Issuer
For	For	5.- Approve to determine the maximum amount of resources that can be allocated to the acquisition of own shares of the Company	Issuer
For	For	6.- Approve the designation of special delegates of the meeting, for the execution and formalization of its resolutions	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupo Mexico SA de CV	04/30/007	MXP370841019	Gmexico B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Receive the report of the Chief Executive Officer of the Company for the FY that ran between 01 JAN 2006 and 31 DEC 2006; resolutions in this regard	Issuer
For	For	2.- Receive the reports which are referred to in Article 28(iv)(a)(c)(d) and (e) of the Securities Market Law, regarding the FY that ran between 01 JAN 2006 and 31 DEC 2006; resolutions in this regard	Issuer
For	For	3.- Approve the consolidated financial statements of the Company and its subsidiaries to 31 DEC 2006	Issuer
For	For	4.- Receive the report concerning the fulfillment of the tax obligations which are referred to in Article 86(xx) of the Income Tax Law during the 2006 FY	Issuer
For	For	5.- Approve the allocation of the profits from the FYE 31 DEC 2006	Issuer
For	For
6.- Receive the report to referred to by Article 60(ii) of the general provisions that are applicable to issuers of securities and to other participants in the securities market, including a report concerning the allocation of the resources allocated for the acquisition of own shares during the fiscal years that ended on 31 DEC 2005, and 31 DEC 2006 and approve to determine the maximum amount of resources that may be allocated for the acquisition of own shares during the 2007 FY; resolutions in this regard
Issuer
For	For	7.- Ratify the acts carried out by the Chief Executive Officer, the Board of Directors and its Committees in during the FY that ran between 01 JAN 2006 and 31 DEC 2006	Issuer
For	For
8.- Re-elect the Members of the Board of Directors of the Company and approve to determine their independence in accordance with Article 26 of the Securities Market Law; and re-elect the Members of the Committees of the of the Board itself and of its Chairpersons
Issuer
For	For	9.- Approve the remuneration to the Members of the Board of Directors and the Members of the Committees of the Board; resolutions in this regard	Issuer
For	For	10.- Approve to designate the delegates who will carry out and formalize the resolutions passed by this general meeting; resolutions in this regard	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Promotora y Operadora de Infraestructura SA de CV	04/30/07	MX01PI000005	Pinfra *

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Approve the report of the Board of Directors in accordance with that which is referred to in Article 28 (IV) of the securities market law, resolutions in that regard	Issuer
For	For	2.- Approve the audited financial statements of the Company, for the FYE on 31 DEC 2006, resolutions in that regard	Issuer
For	For	3.- Approve the results obtained by the Company during the FYE on 31 DEC 2006, resolutions in that regard	Issuer
For	For	4.- Approve the report to which Article 86 (XX) of the income tax law refers, regarding the fulfillment of the tax obligations of the Company	Issuer
For	For	5.- Ratify the Members of the Board of Directors, resolutions in that regard	Issuer
For	For	6.- Ratify the Chairpersons of the audit and corporate practices Committees of the Company, resolutions in that regard	Issuer
For	For
7.- Approve to determine the compensation to be paid to the Members of the Board of Directors and to the Members of the audit and corporate practices Committees, for the FYE on 31 DEC 2007, resolutions in that regard
Issuer
For	For
8.- Approve the annual report regarding the acquisition of own shares of the Company, as well as the determination of the maximum a mount of resources that the Company can allocate to buy own shares, in accordance with the terms of Article 56 (IV) of the Securities Market Law, resolutions in that regard
Issuer
For	For	9.- Approve the designation of the special delegates who will formalize the resolutions passed by the meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupe SA de CV	04/30/07	MX01CI030007	Cidmega*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Approve the list of those present and declaration that the meeting is legally instated	Issuer
For	For	2.- Receive the report by the Chairperson of the Board of Directors; a) results of operation; b) report presented to the Board of Directors by the Audit Committee	Issuer
For	For	3.- Receive and approve the document of financial information for the FY that ran from 01 JAN 2006 to 31 DEC 2006	Issuer
For	For	4.- Appoint and/or ratify the Members of the Board and the Secretary	Issuer
For	For	5.- Approve the designation of special delegates who will carry out the resolutions passed by this meeting	Issuer
For	For	6.- Approve the minutes of the meeting held	Issuer
For	For	7.- Closing of the meeting	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Mexico Equity and Income Fund, Inc.

By (Signature and Title)    /s/ Maria Eugenia Pichardo_____________________
Maria Eugenia Pichardo, President

Date     8/14/07